STOCKHOLDERS' EQUITY (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Stock options compensation cost recognized	$ 1,018	$ 735
Research and Development Expense [Member]
Class of Stock [Line Items]
Stock options compensation cost recognized	395	389
General and Administrative Expense [Member]
Class of Stock [Line Items]
Stock options compensation cost recognized	600	305
Selling and Marketing Expense [Member]
Class of Stock [Line Items]
Stock options compensation cost recognized	$ 23	$ 41